Inventories - Summary of Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Finished goods	$ 1,831.2	$ 1,655.0
Work in progress	246.5	230.9
Raw materials	307.5	261.3
Inventories	$ 2,385.2	$ 2,147.2